Expense Example - FidelityLeveragedCompanyStockFund-RetailPRO - FidelityLeveragedCompanyStockFund-RetailPRO - Fidelity Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930